Note 13 - Industry Segment Data (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net, Total	$ (1,216,500)	$ (0)
Gain (Loss) on Extinguishment of Debt, Total	1,706,614	(0)
Paycheck Protection Program CARES Act [Member]
Gain (Loss) on Extinguishment of Debt, Total		1,706,614
Nonoperating Income (Expense) [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net, Total	(11,636,120)
Nonoperating Income (Expense) [Member] | Hot-rolled Coil Steel Contracts [Member]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net, Total	(11,636,120)	(515,160)
Derivative Instruments Not Designated as Hedging Instruments, Loss		$ 515,160
Nonoperating Income (Expense) [Member] | Paycheck Protection Program CARES Act [Member]
Gain (Loss) on Extinguishment of Debt, Total	$ 1,706,614